Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Non-Current assets
Intangible assets	€ 43	€ 29	€ 123
Right-of-use assets related to leases	20,589
Property, plant, and equipment	22,270	20,219	17,808
Other non-current assets	16,488	6,033	3,012
Total non-current assets	59,390	26,281	20,942
Current assets
Inventories	2,038	1,566
Customer accounts receivable and related receivables			1,265
Other current assets	8,021	21,131	17,721
Cash and cash equivalents	172,027	122,770	137,880
Total current assets	182,086	145,468	156,865
TOTAL ASSETS	241,476	171,749	177,807
Shareholders' equity
Share capital	4,703	3,016	2,499
Premiums related to the share capital	725,460	539,292	406,709
Reserves	(405,014)	(254,946)	(131,592)
Net (loss)	(153,587)	(166,076)	(147,693)
Total shareholders' equity	171,563	121,286	129,923
Non-Current liabilities
Long-term financial debt	721	1,278	1,825
Long-term lease debt	19,579
Non-current provisions	1,474	1,536	1,260
Other non-current liabilities	71	4,105	8,869
Total non-current liabilities	21,845	6,919	11,954
Current liabilities
Bank overdrafts	0	0
Short-term financial debt	577	1,201	2,325
Short-term lease debt	3,282	0
Current provisions	644	1,270	913
Supplier accounts payable	21,368	28,567	16,941
Other current liabilities	22,197	12,506	15,751
Total current liabilities	48,068	43,543	35,930
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 241,476	€ 171,749	€ 177,807

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.